FINANCIAL RISK MANAGEMENT (Details 17) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	S/ 29,995,783	S/ 29,688,139
Financial liabilities, at fair value	1,078,114	8,791,390
Financial assets available-for-sale, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	25,195,835	24,423,891
Financial assets available-for-sale, category [member] | Corporate, leasing and subordinated bons [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	8,635,052	8,479,521
Financial assets available-for-sale, category [member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	9,829,584	7,923,706
Financial assets available-for-sale, category [member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	5,268,546	4,732,763
Financial assets available-for-sale, category [member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	521,452
Financial assets available-for-sale, category [member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	289,148
Financial assets available-for-sale, category [member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	3,384	1,645,409
Financial assets available-for-sale, category [member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	648,669	817,413
Financial assets available-for-sale, category [member] | Mutual funds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		825,079
Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		4,024,737
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	521,186	537,685
Financial liabilities, at fair value	362,310	168,089
Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		7,986,539
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	8,480,454	11,328,322
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	6,319,912	9,231,440
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Corporate, leasing and subordinated bons [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,497,082	3,988,785
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	4,587,264	4,074,302
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	105,787
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	235,566	317,020
Level 1 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Mutual funds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		745,546
Level 1 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		1,611,952
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	470,112	484,930
Financial liabilities, at fair value	0	0
Level 1 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	20,683,455	17,656,598
Financial liabilities, at fair value	1,078,114	8,791,390
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	18,853,263	14,491,702
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Corporate, leasing and subordinated bons [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	7,132,691	4,489,275
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	9,829,584	7,923,706
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	681,282	658,461
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	521,452
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	289,148
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	3,384	1,002,557
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	395,722	417,703
Level 2 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Mutual funds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		0
Level 2 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		2,410,315
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	51,074	52,755
Financial liabilities, at fair value	362,310	168,089
Level 2 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		7,986,539
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	831,874	703,219
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	22,660	700,749
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Corporate, leasing and subordinated bons [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	5,279	1,461
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Certificates of deposit BCRP [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Government Treasury Bonds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Securitization instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Negotiable certificates of deposits [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Other instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	537,065
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Equity instruments [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	17,381	82,690
Level 3 of fair value hierarchy [member] | Financial assets available-for-sale, category [member] | Mutual funds [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		79,533
Level 3 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value		2,470
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Level 3 of fair value hierarchy [member] | Bonds and notes issued at fair value [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value		0
Derivative financial assets [Member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	766,317	701,826
Derivative financial assets [Member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	3,512,445
Derivative financial assets [Member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	165,172	228,461
Derivative financial assets [Member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	120,744	75,944
Derivative financial assets [Member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	354,432	332,376
Derivative financial assets [Member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,281	2,692
Derivative financial assets [Member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	124,688	62,353
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,690,430
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 1 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	766,317	701,826
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,012,801
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	165,172	228,461
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	120,744	75,944
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	354,432	332,376
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	1,281	2,692
Derivative financial assets [Member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	124,688	62,353
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Investments At Fair Value Through Profit or Loss [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	809,214
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial assets [Member] | Level 3 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial assets, at fair value	0	0
Derivative financial liabilities [Member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	715,804	636,762
Derivative financial liabilities [Member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	153,560	94,785
Derivative financial liabilities [Member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	55,454	134,349
Derivative financial liabilities [Member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	401,856	349,779
Derivative financial liabilities [Member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	728	980
Derivative financial liabilities [Member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	104,206	56,869
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	715,804	636,762
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	153,560	94,785
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	55,454	134,349
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	401,856	349,779
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	728	980
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	104,206	56,869
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Interest rate swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Cross currency swaps [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Currency swap contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Foreign currency options [Member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	0	0
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy [member] | Forward contract [member]
Disclosure of financial risks management [Line Items]
Financial liabilities, at fair value	S/ 0	S/ 0